Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Series Funds, Inc.
Entity Central Index Key	0001097077
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005174 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	MALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 12.62%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73%.
What contributed to performance?
Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within the industrials sector, helping to identify improving order backlogs as supply chain pressures eased. In addition, a fundamental quality measure that focuses on company management contributed within both financials and information technology, driving positioning in banks benefiting from a steadier interest rate backdrop and technology stocks attracting investors amid increased spending on artificial intelligence. Finally, fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these valuation-driven stocks. Within energy, macro insights designed to benefit from reversals in short-term sentiment swings underperformed after sharp moves in oil prices. Lastly, traditional measures looking at company balance sheets also detracted within energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.62%	15.26%	12.16%
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,022,000,048
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,102,904
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,022,000,048
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$11,102,904
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.9%
Energy	3.4%
Real Estate	2.8%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
C000005171 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	MDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 12.34%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73%.
What contributed to performance?
Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within the industrials sector, helping to identify improving order backlogs as supply chain pressures eased. In addition, a fundamental quality measure that focuses on company management contributed within both financials and information technology, driving positioning in banks benefiting from a steadier interest rate backdrop and technology stocks attracting investors amid increased spending on artificial intelligence. Finally, fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these valuation-driven stocks. Within energy, macro insights designed to benefit from reversals in short-term sentiment swings underperformed after sharp moves in oil prices. Lastly, traditional measures looking at company balance sheets also detracted within energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.34%	14.98%	11.87%
Investor A Shares (with sales charge)	6.44	13.74	11.27
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,022,000,048
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,102,904
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,022,000,048
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$11,102,904
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.9%
Energy	3.4%
Real Estate	2.8%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
C000005173 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	MCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$157	1.48%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 11.52%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73%.
What contributed to performance?
Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within the industrials sector, helping to identify improving order backlogs as supply chain pressures eased. In addition, a fundamental quality measure that focuses on company management contributed within both financials and information technology, driving positioning in banks benefiting from a steadier interest rate backdrop and technology stocks attracting investors amid increased spending on artificial intelligence. Finally, fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these valuation-driven stocks. Within energy, macro insights designed to benefit from reversals in short-term sentiment swings underperformed after sharp moves in oil prices. Lastly, traditional measures looking at company balance sheets also detracted within energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	11.52%	14.12%	11.18%
Investor C Shares (with sales charge)	10.59	14.12	11.18
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,022,000,048
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,102,904
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,022,000,048
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$11,102,904
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.9%
Energy	3.4%
Real Estate	2.8%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
C000198228 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	MLRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 12.73%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73%.
What contributed to performance?
Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within the industrials sector, helping to identify improving order backlogs as supply chain pressures eased. In addition, a fundamental quality measure that focuses on company management contributed within both financials and information technology, driving positioning in banks benefiting from a steadier interest rate backdrop and technology stocks attracting investors amid increased spending on artificial intelligence. Finally, fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these valuation-driven stocks. Within energy, macro insights designed to benefit from reversals in short-term sentiment swings underperformed after sharp moves in oil prices. Lastly, traditional measures looking at company balance sheets also detracted within energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.73%	15.32%	12.20%
Russell 1000® Index	13.73	15.66	12.58

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,022,000,048
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,102,904
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,022,000,048
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$11,102,904
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.9%
Energy	3.4%
Real Estate	2.8%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
C000005175 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class R Shares
Trading Symbol	MRLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 12.08%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73%.
What contributed to performance?
Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within the industrials sector, helping to identify improving order backlogs as supply chain pressures eased. In addition, a fundamental quality measure that focuses on company management contributed within both financials and information technology, driving positioning in banks benefiting from a steadier interest rate backdrop and technology stocks attracting investors amid increased spending on artificial intelligence. Finally, fundamental measures that evaluate research spending relative to assets together with text-based forecasts of sales growth proved additive across innovation-oriented companies, reflecting investors’ preference for firms reinvesting for future expansion during the market’s recovery.
What detracted from performance?
Traditional valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these valuation-driven stocks. Within energy, macro insights designed to benefit from reversals in short-term sentiment swings underperformed after sharp moves in oil prices. Lastly, traditional measures looking at company balance sheets also detracted within energy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	12.08%	14.69%	11.58%
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,022,000,048
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 11,102,904
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,022,000,048
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$11,102,904
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.6%
Financials	13.6%
Health Care	11.9%
Consumer Discretionary	11.1%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.9%
Energy	3.4%
Real Estate	2.8%
Utilities	1.2%
Materials	1.0%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	6.9%
NVIDIA Corp.	5.9%
Apple Inc.	5.7%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.1%
Home Depot, Inc. (The)	1.8%
Walmart, Inc.	1.8%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
C000005184 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 8.89%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
Fundamental quality measures with a preference for founder-led companies drove gains in financials, which was the Fund’s strongest contributor in sector terms, as solid credit demand and stable funding costs underpinned earnings momentum for these holdings. Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within industrials, helping to identify improving order backlogs as supply chain pressures eased. Industry-level macro insights that track activity in private market transactions proved additive within consumer discretionary, aligning the portfolio with steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Fundamental valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these stocks. Within energy, sentiment insights tracking retail trading flows underperformed amid sharp moves in oil prices. Lastly, macro thematic insights designed to block out short-term market noise struggled in information technology, missing much of the sector’s artificial intelligence-related advance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.89%	13.54%	9.17%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 625,022,929
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,431,623
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$625,022,929
Number of Portfolio Holdings	270
Net Investment Advisory Fees	$2,431,623
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.2%
Health Care	14.5%
Industrials	14.2%
Information Technology	10.2%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Energy	6.0%
Real Estate	4.8%
Communication Services	4.8%
Utilities	3.4%
Materials	3.3%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(b)Excludes short-term securities.
C000005181 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 8.63%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
Fundamental quality measures with a preference for founder-led companies drove gains in financials, which was the Fund’s strongest contributor in sector terms, as solid credit demand and stable funding costs underpinned earnings momentum for these holdings. Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within industrials, helping to identify improving order backlogs as supply chain pressures eased. Industry-level macro insights that track activity in private market transactions proved additive within consumer discretionary, aligning the portfolio with steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Fundamental valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these stocks. Within energy, sentiment insights tracking retail trading flows underperformed amid sharp moves in oil prices. Lastly, macro thematic insights designed to block out short-term market noise struggled in information technology, missing much of the sector’s artificial intelligence-related advance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.63%	13.25%	8.89%
Investor A Shares (with sales charge)	2.92	12.04	8.30
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 625,022,929
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,431,623
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$625,022,929
Number of Portfolio Holdings	270
Net Investment Advisory Fees	$2,431,623
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.2%
Health Care	14.5%
Industrials	14.2%
Information Technology	10.2%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Energy	6.0%
Real Estate	4.8%
Communication Services	4.8%
Utilities	3.4%
Materials	3.3%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(b)Excludes short-term securities.
C000005183 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$160	1.54%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 7.80%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
Fundamental quality measures with a preference for founder-led companies drove gains in financials, which was the Fund’s strongest contributor in sector terms, as solid credit demand and stable funding costs underpinned earnings momentum for these holdings. Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within industrials, helping to identify improving order backlogs as supply chain pressures eased. Industry-level macro insights that track activity in private market transactions proved additive within consumer discretionary, aligning the portfolio with steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Fundamental valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these stocks. Within energy, sentiment insights tracking retail trading flows underperformed amid sharp moves in oil prices. Lastly, macro thematic insights designed to block out short-term market noise struggled in information technology, missing much of the sector’s artificial intelligence-related advance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	7.80%	12.41%	8.23%
Investor C Shares (with sales charge)	6.86	12.41	8.23
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 625,022,929
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,431,623
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$625,022,929
Number of Portfolio Holdings	270
Net Investment Advisory Fees	$2,431,623
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.2%
Health Care	14.5%
Industrials	14.2%
Information Technology	10.2%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Energy	6.0%
Real Estate	4.8%
Communication Services	4.8%
Utilities	3.4%
Materials	3.3%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(b)Excludes short-term securities.
C000198229 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MLVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 8.94%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
Fundamental quality measures with a preference for founder-led companies drove gains in financials, which was the Fund’s strongest contributor in sector terms, as solid credit demand and stable funding costs underpinned earnings momentum for these holdings. Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within industrials, helping to identify improving order backlogs as supply chain pressures eased. Industry-level macro insights that track activity in private market transactions proved additive within consumer discretionary, aligning the portfolio with steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Fundamental valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these stocks. Within energy, sentiment insights tracking retail trading flows underperformed amid sharp moves in oil prices. Lastly, macro thematic insights designed to block out short-term market noise struggled in information technology, missing much of the sector’s artificial intelligence-related advance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.94%	13.59%	9.21%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 625,022,929
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,431,623
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$625,022,929
Number of Portfolio Holdings	270
Net Investment Advisory Fees	$2,431,623
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.2%
Health Care	14.5%
Industrials	14.2%
Information Technology	10.2%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Energy	6.0%
Real Estate	4.8%
Communication Services	4.8%
Utilities	3.4%
Materials	3.3%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(b)Excludes short-term securities.
C000005185 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 8.31%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the Russell 1000® Value Index returned 8.91%.
What contributed to performance?
Fundamental quality measures with a preference for founder-led companies drove gains in financials, which was the Fund’s strongest contributor in sector terms, as solid credit demand and stable funding costs underpinned earnings momentum for these holdings. Text-based insights gauging sentiment from broker reports and analyzing online search trends supported successful positioning within industrials, helping to identify improving order backlogs as supply chain pressures eased. Industry-level macro insights that track activity in private market transactions proved additive within consumer discretionary, aligning the portfolio with steady consumer spending and renewed appetite for discretionary goods.
What detracted from performance?
Fundamental valuation measures evaluating company sales relative to enterprise value struggled, as weaker commodity prices pressured these stocks. Within energy, sentiment insights tracking retail trading flows underperformed amid sharp moves in oil prices. Lastly, macro thematic insights designed to block out short-term market noise struggled in information technology, missing much of the sector’s artificial intelligence-related advance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	8.31%	12.96%	8.61%
Russell 1000® Index	13.73	15.66	12.58
Russell 1000® Value Index	8.91	13.02	8.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 625,022,929
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 2,431,623
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$625,022,929
Number of Portfolio Holdings	270
Net Investment Advisory Fees	$2,431,623
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.2%
Health Care	14.5%
Industrials	14.2%
Information Technology	10.2%
Consumer Staples	8.2%
Consumer Discretionary	6.3%
Energy	6.0%
Real Estate	4.8%
Communication Services	4.8%
Utilities	3.4%
Materials	3.3%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc., Class B	2.7%
Walmart, Inc.	2.6%
Bank of America Corp.	2.3%
Morgan Stanley	1.6%
Philip Morris International, Inc.	1.6%
Medtronic PLC	1.5%
Pfizer, Inc.	1.5%
Charles Schwab Corp. (The)	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
(b)Excludes short-term securities.
C000051321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 6.37%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.76%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in Arconic. Since its separation from Arconic, anchor position Howmet Aerospace reported strong results driven by margin enhancement, market share gain initiatives and de-risked organic capital deployment plans. A soft catalyst investment in General Electric’s separation also contributed as GE Vernova announced multiple major gas turbine orders and GE Aerospace reported strong earnings along with several large engine orders. A hard catalyst investment in the Novo Nordisk / Catalent merger, which closed in December 2024, contributed as well. The transaction bolstered Novo Holdings’ successful record of life sciences investing and secures important contract manufacturing capacity for Novo Nordisk’s obesity and diabetes medications. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in managed healthcare due to underperformance by anchor positions Cigna and Elevance. The managed healthcare industry faced challenges due to mismatched cost utilization, pricing and benefits along with elevated regulatory scrutiny. Despite this, with multiple avenues of near- and medium-term earnings, the outlook remained constructive. Soft catalyst positioning in beauty company Coty also detracted. Industry deceleration in key geographies and product areas, from which Coty is largely insulated, overshadowed the company’s progress in product introductions, portfolio management, deleveraging, and margin enhancement. Lastly, soft catalyst positioning in Olin detracted as the materials and ammunition company has faced ongoing supply chain challenges as well as weaker-than-expected performance in certain end markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.37%	3.99%	4.27%
Russell 1000® Index	13.73	15.66	12.58
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,572,826,636
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 49,425,578
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,572,826,636
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$49,425,578
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	7.8%	8.4%	16.2%
Industrials	12.1%	1.7%	13.8%
Energy	5.7%	6.1%	11.8%
Information Technology	9.9%	1.9%	11.8%
Materials	8.8%	2.6%	11.4%
Health Care	8.2%	0.2%	8.4%
Consumer Discretionary	7.0%	0.1%	7.1%
Consumer Staples	7.0%	—%	7.0%
Communication Services	5.1%	1.4%	6.5%
Financials	3.0%	1.7%	4.7%
Real Estate	1.2%	—%	1.2%
Utilities	0.1%	—%	0.1%
	75.9	24.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051319 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 6.12%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.76%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in Arconic. Since its separation from Arconic, anchor position Howmet Aerospace reported strong results driven by margin enhancement, market share gain initiatives and de-risked organic capital deployment plans. A soft catalyst investment in General Electric’s separation also contributed as GE Vernova announced multiple major gas turbine orders and GE Aerospace reported strong earnings along with several large engine orders. A hard catalyst investment in the Novo Nordisk / Catalent merger, which closed in December 2024, contributed as well. The transaction bolstered Novo Holdings’ successful record of life sciences investing and secures important contract manufacturing capacity for Novo Nordisk’s obesity and diabetes medications. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in managed healthcare due to underperformance by anchor positions Cigna and Elevance. The managed healthcare industry faced challenges due to mismatched cost utilization, pricing and benefits along with elevated regulatory scrutiny. Despite this, with multiple avenues of near- and medium-term earnings, the outlook remained constructive. Soft catalyst positioning in beauty company Coty also detracted. Industry deceleration in key geographies and product areas, from which Coty is largely insulated, overshadowed the company’s progress in product introductions, portfolio management, deleveraging, and margin enhancement. Lastly, soft catalyst positioning in Olin detracted as the materials and ammunition company has faced ongoing supply chain challenges as well as weaker-than-expected performance in certain end markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.12%	3.74%	4.02%
Investor A Shares (with sales charge)	0.55	2.63	3.46
Russell 1000® Index	13.73	15.66	12.58
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,572,826,636
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 49,425,578
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,572,826,636
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$49,425,578
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	7.8%	8.4%	16.2%
Industrials	12.1%	1.7%	13.8%
Energy	5.7%	6.1%	11.8%
Information Technology	9.9%	1.9%	11.8%
Materials	8.8%	2.6%	11.4%
Health Care	8.2%	0.2%	8.4%
Consumer Discretionary	7.0%	0.1%	7.1%
Consumer Staples	7.0%	—%	7.0%
Communication Services	5.1%	1.4%	6.5%
Financials	3.0%	1.7%	4.7%
Real Estate	1.2%	—%	1.2%
Utilities	0.1%	—%	0.1%
	75.9	24.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000051320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor C Shares
Trading Symbol	BCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$220	2.14%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 5.47%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index, returned 13.73% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.76%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in Arconic. Since its separation from Arconic, anchor position Howmet Aerospace reported strong results driven by margin enhancement, market share gain initiatives and de-risked organic capital deployment plans. A soft catalyst investment in General Electric’s separation also contributed as GE Vernova announced multiple major gas turbine orders and GE Aerospace reported strong earnings along with several large engine orders. A hard catalyst investment in the Novo Nordisk / Catalent merger, which closed in December 2024, contributed as well. The transaction bolstered Novo Holdings’ successful record of life sciences investing and secures important contract manufacturing capacity for Novo Nordisk’s obesity and diabetes medications. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in managed healthcare due to underperformance by anchor positions Cigna and Elevance. The managed healthcare industry faced challenges due to mismatched cost utilization, pricing and benefits along with elevated regulatory scrutiny. Despite this, with multiple avenues of near- and medium-term earnings, the outlook remained constructive. Soft catalyst positioning in beauty company Coty also detracted. Industry deceleration in key geographies and product areas, from which Coty is largely insulated, overshadowed the company’s progress in product introductions, portfolio management, deleveraging, and margin enhancement. Lastly, soft catalyst positioning in Olin detracted as the materials and ammunition company has faced ongoing supply chain challenges as well as weaker-than-expected performance in certain end markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.47%	2.98%	3.41%
Investor C Shares (with sales charge)	4.47	2.98	3.41
Russell 1000® Index	13.73	15.66	12.58
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,572,826,636
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 49,425,578
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,572,826,636
Number of Portfolio Holdings	267
Net Investment Advisory Fees	$49,425,578
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	7.8%	8.4%	16.2%
Industrials	12.1%	1.7%	13.8%
Energy	5.7%	6.1%	11.8%
Information Technology	9.9%	1.9%	11.8%
Materials	8.8%	2.6%	11.4%
Health Care	8.2%	0.2%	8.4%
Consumer Discretionary	7.0%	0.1%	7.1%
Consumer Staples	7.0%	—%	7.0%
Communication Services	5.1%	1.4%	6.5%
Financials	3.0%	1.7%	4.7%
Real Estate	1.2%	—%	1.2%
Utilities	0.1%	—%	0.1%
	75.9	24.1	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.